iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  8 .2%
Digital Realty Trust, Inc. ..................... 688,099 $ 78,353,833
Equinix, Inc. ............................. 201,617 158,055,631
236,409,464
a
Diversified REITs  —  1 .2%
WP Carey, Inc. ........................... 505,174 34,129,556
a
Health Care REITs  —  8 .1%
Healthcare Realty Trust, Inc. , Class A ............ 899,419 16,963,042
Healthpeak Properties, Inc. ................... 1,291,902 25,967,230
Medical Properties Trust, Inc.
(a)
................. 1,413,075 13,085,075
National Health Investors, Inc. ................. 102,453 5,370,586
Omega Healthcare Investors, Inc. ............... 553,497 16,986,823
Physicians Realty Trust ...................... 561,566 7,856,308
Sabra Health Care REIT, Inc. .................. 545,087 6,415,674
Ventas, Inc. ............................. 944,836 44,662,398
Welltower, Inc. ............................ 1,173,869 94,954,264
232,261,400
a
Hotel & Resort REITs  —  1 .0%
Host Hotels & Resorts, Inc. ................... 1,679,805 28,271,118
a
Industrial REITs  —  12 .8%
Americold Realty Trust, Inc. ................... 638,062 20,609,403
EastGroup Properties, Inc. ................... 104,884 18,207,862
First Industrial Realty Trust, Inc. ................ 312,336 16,441,367
LXP Industrial Trust ........................ 689,362 6,721,280
Prologis, Inc. ............................. 2,167,837 265,841,851
Rexford Industrial Realty, Inc. ................. 474,605 24,783,873
STAG Industrial, Inc. ....................... 423,652 15,200,634
367,806,270
a
Mortgage REITs  —  2 .5%
AGNC Investment Corp. ..................... 1,406,943 14,252,333
Annaly Capital Management, Inc. ............... 1,166,430 23,340,264
Blackstone Mortgage Trust, Inc. , Class A .......... 406,915 8,467,901
Rithm Capital Corp. ........................ 1,137,352 10,634,241
Starwood Property Trust, Inc. .................. 737,087 14,299,488
70,994,227
a
Multi-Family Residential REITs  —  9 .3%
Apartment Income REIT Corp. ................. 351,338 12,679,788
AvalonBay Communities, Inc. ................. 335,377 63,476,805
Camden Property Trust ...................... 252,158 27,452,441
Equity Residential ......................... 805,409 53,132,832
Essex Property Trust, Inc. .................... 151,588 35,517,068
Mid-America Apartment Communities, Inc. ......... 275,524 41,841,075
UDR, Inc. ............................... 730,798 31,395,082
265,495,091
a
Office REITs  —  4 .0%
Alexandria Real Estate Equities, Inc. ............. 371,850 42,201,256
Boston Properties, Inc. ...................... 335,957 19,347,764
Corporate Office Properties Trust ............... 265,296 6,300,780
Cousins Properties, Inc. ..................... 357,600 8,153,280
Douglas Emmett, Inc. ....................... 414,810 5,214,162
Equity Commonwealth ...................... 258,529 5,237,797
Highwoods Properties, Inc. ................... 248,281 5,936,399
JBG SMITH Properties ...................... 228,120 3,430,925
Kilroy Realty Corp. ......................... 248,109 7,465,600
SL Green Realty Corp. ...................... 157,406 4,730,050
Vornado Realty Trust ....................... 380,246 6,897,662
114,915,675
a
Security Shares Value
a
Other Specialized REITs  —  5 .8%
Gaming and Leisure Properties, Inc. ............. 620,343 $ 30,061,822
Iron Mountain, Inc. ......................... 688,751 39,134,832
Lamar Advertising Co. , Class A ................ 206,626 20,507,631
VICI Properties, Inc. ........................ 2,371,812 74,546,051
164,250,336
a
Real Estate Development  —  0 .2%
Howard Hughes Corp. (The)
(a) (b)
................ 81,249 6,412,171
a
Real Estate Services  —  6 .8%
CBRE Group, Inc. , Class A
(b)
.................. 734,127 59,251,390
CoStar Group, Inc.
(b)
........................ 964,890 85,875,210
Jones Lang LaSalle, Inc.
(b)
.................... 112,805 17,575,019
Opendoor Technologies, Inc.
(a) (b)
................ 1,222,107 4,912,870
Zillow Group, Inc. , Class A
(b)
.................. 135,152 6,649,479
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 378,793 19,038,136
193,302,104
a
Retail REITs  —  11 .0%
Agree Realty Corp. ........................ 219,542 14,355,851
Brixmor Property Group, Inc. .................. 709,829 15,616,238
Federal Realty Investment Trust ................ 173,272 16,767,532
Kimco Realty Corp. ........................ 1,464,069 28,871,441
NNN REIT, Inc. ........................... 430,062 18,402,353
Realty Income Corp. ........................ 1,589,997 95,065,921
Regency Centers Corp. ..................... 363,438 22,449,565
Simon Property Group, Inc. ................... 772,282 89,183,125
Spirit Realty Capital, Inc. ..................... 333,709 13,141,460
313,853,486
a
Self-Storage REITs  —  7 .4%
CubeSmart .............................. 530,646 23,698,650
Extra Space Storage, Inc. .................... 318,965 47,477,940
Life Storage, Inc. .......................... 200,966 26,720,439
National Storage Affiliates Trust ................ 193,221 6,729,888
Public Storage ............................ 373,711 109,078,767
213,705,684
a
Single-Family Residential REITs  —  4 .8%
American Homes 4 Rent , Class A ............... 742,064 26,306,169
Equity LifeStyle Properties, Inc. ................ 413,402 27,652,460
Invitation Homes, Inc. ....................... 1,372,969 47,230,133
Sun Communities, Inc. ...................... 293,832 38,333,323
139,522,085
a
Telecom Tower REITs  —  13 .6%
American Tower Corp. ...................... 1,094,041 212,178,312
Crown Castle, Inc. ......................... 1,024,233 116,701,108
SBA Communications Corp. , Class A ............. 255,883 59,303,444
388,182,864
a
Timber REITs  —  2 .7%
PotlatchDeltic Corp. ........................ 188,746 9,975,226
Rayonier, Inc. ............................ 348,946 10,956,904
Weyerhaeuser Co. ......................... 1,729,542 57,956,952
78,889,082
a
Total Long-Term  Investments — 99.4%
(Cost: $ 3,971,845,150 ) ............................... 2,848,400,613

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 16,597,700 $ 16,601,020
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 3,186,242 3,186,242
a
Total Short-Term Securities — 0.7%
(Cost: $ 19,779,575 ) ................................. 19,787,262
Total Investments — 100.1%
(Cost: $ 3,991,624,725 ) ............................... 2,868,187,875
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (3,565,693)
Net Assets — 100.0% ................................. $ 2,864,622,182
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 31,159,050 $ — $ (14,560,741)
(a)
$ 3,883 $ (1,172) $ 16,601,020 16,597,700 $ 20,177
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,247,558 — (2,061,316)
(a)
— — 3,186,242 3,186,242 60,677 —
$ 3,883 $ (1,172)
$ 19,787,262
$ 80,854 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 486 09/15/23 $ 16,373 $ 295,958

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,848,400,613  $ —  $ —  $ 2,848,400,613
Short-Term Securities
Money Market Funds ...................................... 19,787,262  —  —  19,787,262
$ 2,868,187,875  $ —  $ —  $ 2,868,187,875
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 295,958  $ —  $ —  $ 295,958
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust